Shareholder Report, Holdings (Details)	May 31, 2025
C000167848 | MercadoLibre, Inc.FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000167848 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000167848 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000167848 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000167848 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000167848 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000167848 | Shopify, Inc.FR_82509L107
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000167848 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000167848 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000167848 | Adyen NVFR_BZ1HM4902
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000167848 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000167848 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000167848 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000167848 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000167848 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000167848 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000167848 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000167848 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000167848 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000167848 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000167848 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000167848 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000167848 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000167848 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000167848 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000167848 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000167848 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000167848 | China
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000167848 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000167848 | United States
Holdings [Line Items]
Percent of Net Asset Value	66.70%
C000167849 | MercadoLibre, Inc.FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000167849 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000167849 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000167849 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000167849 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000167849 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000167849 | Shopify, Inc.FR_82509L107
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000167849 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000167849 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000167849 | Adyen NVFR_BZ1HM4902
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000167849 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000167849 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000167849 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000167849 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000167849 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000167849 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000167849 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000167849 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000167849 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000167849 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000167849 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000167849 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000167849 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000167849 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000167849 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000167849 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000167849 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000167849 | China
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000167849 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000167849 | United States
Holdings [Line Items]
Percent of Net Asset Value	66.70%
C000188122 | MercadoLibre, Inc.FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000188122 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000188122 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000188122 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000188122 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000188122 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000188122 | Shopify, Inc.FR_82509L107
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000188122 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000188122 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000188122 | Adyen NVFR_BZ1HM4902
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000188122 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000188122 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000188122 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000188122 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000188122 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000188122 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000188122 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000188122 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000188122 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000188122 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000188122 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000188122 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000188122 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000188122 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000188122 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000188122 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000188122 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000188122 | China
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000188122 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000188122 | United States
Holdings [Line Items]
Percent of Net Asset Value	66.70%
C000167850 | MercadoLibre, Inc.FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000167850 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000167850 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000167850 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000167850 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000167850 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000167850 | Shopify, Inc.FR_82509L107
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000167850 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000167850 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000167850 | Adyen NVFR_BZ1HM4902
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000167850 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000167850 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000167850 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000167850 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000167850 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000167850 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000167850 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000167850 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000167850 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000167850 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000167850 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000167850 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000167850 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000167850 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000167850 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000167850 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000167850 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000167850 | China
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000167850 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000167850 | United States
Holdings [Line Items]
Percent of Net Asset Value	66.70%
C000105118 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000105118 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000105118 | CCC
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000105118 | B
Holdings [Line Items]
Percent of Net Asset Value	64.70%
C000105118 | BB
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000105118 | BBB
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000105118 | Wireless
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000105118 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000105118 | IndustryFinancial Other
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105118 | IndustryIndustrial Other
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105118 | IndustryTransportation Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105118 | IndustryBrokerage
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000105118 | IndustryCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000105118 | IndustryBuilding Materials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000105118 | IndustryMedia Entertainment
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000105118 | IndustryHealthcare
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000105118 | IndustryProperty & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000105118 | IndustryRetailers
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000105118 | IndustryConsumer Cyclical Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000105118 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000105119 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000105119 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000105119 | CCC
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000105119 | B
Holdings [Line Items]
Percent of Net Asset Value	64.70%
C000105119 | BB
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000105119 | BBB
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000105119 | Wireless
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000105119 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000105119 | IndustryFinancial Other
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105119 | IndustryIndustrial Other
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105119 | IndustryTransportation Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105119 | IndustryBrokerage
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000105119 | IndustryCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000105119 | IndustryBuilding Materials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000105119 | IndustryMedia Entertainment
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000105119 | IndustryHealthcare
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000105119 | IndustryProperty & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000105119 | IndustryRetailers
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000105119 | IndustryConsumer Cyclical Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000105119 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000188118 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000188118 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000188118 | CCC
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000188118 | B
Holdings [Line Items]
Percent of Net Asset Value	64.70%
C000188118 | BB
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000188118 | BBB
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000188118 | Wireless
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000188118 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000188118 | IndustryFinancial Other
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000188118 | IndustryIndustrial Other
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000188118 | IndustryTransportation Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000188118 | IndustryBrokerage
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000188118 | IndustryCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000188118 | IndustryBuilding Materials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000188118 | IndustryMedia Entertainment
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000188118 | IndustryHealthcare
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000188118 | IndustryProperty & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000188118 | IndustryRetailers
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000188118 | IndustryConsumer Cyclical Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000188118 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000105120 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000105120 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000105120 | CCC
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000105120 | B
Holdings [Line Items]
Percent of Net Asset Value	64.70%
C000105120 | BB
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000105120 | BBB
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000105120 | Wireless
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000105120 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000105120 | IndustryFinancial Other
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105120 | IndustryIndustrial Other
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105120 | IndustryTransportation Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105120 | IndustryBrokerage
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000105120 | IndustryCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000105120 | IndustryBuilding Materials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000105120 | IndustryMedia Entertainment
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000105120 | IndustryHealthcare
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000105120 | IndustryProperty & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000105120 | IndustryRetailers
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000105120 | IndustryConsumer Cyclical Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000105120 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000115831 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000115831 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000115831 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000115831 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000115831 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000115831 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000115831 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000115831 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000115831 | Spotify Technology SAFR_L8681T102
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000115831 | ServiceNow, Inc.FR_81762P102
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000115831 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000115831 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000115831 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000115831 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000115831 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000115831 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000115831 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000115831 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000115831 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000115831 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000115831 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000115831 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000115831 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000115831 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000115831 | IndustryFood Products
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000115831 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000115831 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000115832 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000115832 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000115832 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000115832 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000115832 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000115832 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000115832 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000115832 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000115832 | Spotify Technology SAFR_L8681T102
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000115832 | ServiceNow, Inc.FR_81762P102
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000115832 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000115832 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000115832 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000115832 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000115832 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000115832 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000115832 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000115832 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000115832 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000115832 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000115832 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000115832 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000115832 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000115832 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000115832 | IndustryFood Products
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000115832 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000115832 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000188120 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000188120 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000188120 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000188120 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000188120 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000188120 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000188120 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000188120 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000188120 | Spotify Technology SAFR_L8681T102
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000188120 | ServiceNow, Inc.FR_81762P102
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000188120 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000188120 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000188120 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000188120 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000188120 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000188120 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000188120 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000188120 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000188120 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000188120 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000188120 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000188120 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000188120 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000188120 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000188120 | IndustryFood Products
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000188120 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000188120 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000115833 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000115833 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000115833 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000115833 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000115833 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000115833 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000115833 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000115833 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000115833 | Spotify Technology SAFR_L8681T102
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000115833 | ServiceNow, Inc.FR_81762P102
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000115833 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000115833 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000115833 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000115833 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000115833 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000115833 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000115833 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000115833 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000115833 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000115833 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000115833 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000115833 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000115833 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000115833 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000115833 | IndustryFood Products
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000115833 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000115833 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.60%